Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	SPHERE ENTERTAINMENT CO.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	725
Local Phone Number	258-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SPHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001795250